Convertible debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Convertible Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 4:  Convertible debt

Convertible debt consisted of the following at September 30, 2011 and December 31, 2010 (in thousands):

	September 30, 2011	December 31, 2010

Convertible Promissory Note, 5%, due March 7, 2013, less discount of $224 in 2011 and $345 in 2010	$669	$504

Convertible Promissory Note, 5%, due March 21, 2013, less discount of $93 in 2011 and $132 in 2010	846	762

Convertible Promissory Notes, 10%, due February 29, 2012	—	5,380

Convertible Bridge Notes, 10%, due February 29, 2012, less discount of $77 in 2011 and $496 in 2010	—	2,246

	$1,515	$8,892

Roenigk Loans

On March 21, 2007 the Company issued to Mr. Martin A. Roenigk, a member of the Company’s Board of Directors as of that date, a 5% Convertible Promissory Note due March 21, 2013 in the principal amount of $750,000.  The principal amount and accrued interest on the Note is convertible into shares of Common Stock at a conversion price of $0.50 per share at any time at the election of the holder.  Interest on the Note is payable semi-annually.  The Company may, at its discretion, defer any scheduled interest payment until the maturity date of the Note upon payment of a $2,500 deferral fee.  The Company added $45,000 of accrued interest to the principal balance of the Note during the nine months ended September 30, 2011.  Total interest added to the principal balance of the Note was $189,000 as of September 30, 2011.

On March 7, 2008, Mr. Roenigk exercised his option to make an additional $750,000 investment in the Company under the terms of the Securities Purchase Agreement between the Company and Mr. Roenigk dated March 21, 2007.  The Company issued to Mr. Roenigk a 5% Convertible Promissory Note due March 7, 2013 in the principal amount of $750,000.  The principal amount and accrued interest on the Note is convertible into shares of Common Stock at a conversion price of $0.50 per share at any time at the election of the holder.  Interest on the Note is payable semi-annually.  The Company may, at its discretion, defer any scheduled interest payment until the maturity date of the Note upon payment of a $2,500 deferral fee.  The Company added $43,000 of accrued interest to the principal balance of the Note during the nine months ended September 30, 2011.  Total interest added to the principal balance of the Note was $142,000 as of September 30, 2011.

CASTion Acquisition Financing

On July 2, 2007, the Company issued Convertible Promissory Notes (the “CASTion Notes”) in the aggregate principal amount of $3,353,127 as part of the consideration for the acquisition of CASTion.  The outstanding principal and accrued interest were convertible into shares of the Company’s Common Stock at a conversion price of $0.50 per share at any time at the holders’ discretion.  The CASTion Notes contained conventional weighted-average anti-dilution provisions for the adjustment of the conversion price in the event the Company issued additional shares of Common Stock (or securities convertible into Common Stock) at a price less than the then-effective exercise price or conversion price.  The Notes matured on May 31, 2010.

On January 7, 2011 the Company entered into Note Amendment and Forbearance Agreements (the “Agreements”) with the holders of the CASTion Notes (the “CASTion Noteholders”).  Pursuant to the Agreements, (i) the Company made payments totaling $1,144,336 against the outstanding balances of the CASTion Notes; (ii) the CASTion Noteholders converted an aggregate of $902,710 in principal and accrued interest on the CASTion Notes into shares of the Company’s Series B Convertible Preferred Stock; (iii) the Company issued to the CASTion Noteholders warrants for the purchase of an aggregate of 17,585,127 shares of its Common Stock at an exercise price of $0.40 per share and an aggregate of 6,018,065 shares of its Common Stock at an exercise price of $0.30 per share; (iv) the maturity date of the CASTion Notes was extended to February 29, 2012; (v) the Company made additional cash payments to the CASTion Noteholders totaling $37,914; and (vi) the CASTion Notes were amended and restated.

The amended and restated CASTion Notes bore interest at the rate of 10% per annum.  Installment payments (based on a 10-year amortization schedule) were due on the last day of each month beginning January 31, 2011.  The restated CASTion Notes were convertible, in whole or in part, at any time at the election of the CASTion Noteholders, into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.  The restated CASTion Notes provided that, in the event, on or before July 5, 2011, the Company made any payments of principal or accrued interest, then simultaneously with the making of such payment a portion of the remaining principal and accrued and unpaid interest on the restated CASTion Notes in an amount equal to the amount of such payment automatically converted into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.  The restated CASTion Notes also provided that, in the event that (i) the closing price of the Company’s Common Stock equaled or exceeded $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company’s Common Stock exceeded 30,000 shares for 20 consecutive trading days, then the entire principal amount, plus all accrued and unpaid interest thereon, would automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.

The Company accounted for the restated CASTion Notes as a debt modification, as the present value of cash flows of the restated CASTion Notes were in excess of those under the original terms.  In addition, the Company estimated the fair value of the warrants issued using a Black-Scholes option pricing model and allocated $3.4 million of the balance of the restated CASTion Notes to the warrants on a relative fair value basis, which was recorded as a debt discount.  The debt discount is amortized to interest expense over the stated term of the Restated Notes.

On July 1, 2011, the Company exercised its right to prepay a portion of the outstanding principal balance and accrued and unpaid interest on the restated CASTion Notes by making payments in the aggregate amount of $1,568,267.  These payments represent slightly in excess of 50% of the balance of principal and accrued interest balance on the restated CASTion Notes. Accordingly, on July 1, 2011, the Company issued 653,439 shares of its Series B Convertible Preferred Stock and Warrants for the purchase of 10,455,024 shares of its Common Stock per the terms of the restated CASTion Notes.  As a result, the restated CASTion Notes are repaid in full.

March 2010 Bridge Note Financing

On March 10, 2010, the Company entered into a Bridge Loan Agreement, effective March 1, 2010 with six of its principal investors (“the 2010 Investors”), all related parties, pursuant to which the Investors agreed to make bridge loans to the Company in the aggregate amount of $4.6 million.  In connection therewith, the Company issued to the 2010 Investors 3% Secured Convertible Promissory Notes (the “2010 Bridge Notes”).  The 2010 Bridge Notes bore interest at the rate of 3% per annum and were due and payable on February 28, 2011.  The entire unpaid principal amount, together with all interest then accrued and unpaid under each 2010 Bridge Note, was convertible, at the election of the holder, into shares of the Company’s Common Stock at a conversion price of $0.24 per share.

On February 25, 2011 the Company and the 2010 Investors entered into Note Extension and Amendment Agreements amending the terms of the 2010 Bridge Notes.  As amended (the “Amended 2010 Bridge Notes”), bear interest at the rate of 10% per annum and mature on February 29, 2012.  The Amended 2010 Bridge Notes are convertible into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share at any time at the election of the holders.  In the event, prior to the maturity date of the Amended 2010 Bridge Notes, the Company pays in full the restated CASTion Notes as detailed above, then the Amended 2010 Bridge Notes shall convert, at the Company’s election, into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.  In the event that (i) the closing price of the Company’s Common Stock equals or exceeds $0.72 per share for 20 consecutive trading days and (ii) the daily average trading volume of the Company’s Common Stock exceeds 30,000 shares for 20 consecutive trading days, then the entire principal amount of the Amended 2010 Bridge Notes, plus all accrued and unpaid interest, shall automatically convert into shares of the Company’s Series B Convertible Preferred Stock at the rate of $2.40 per share.  Upon conversion of all or any portion of the Amended 2010 Bridge Notes, the Company will issue five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company’s Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the “Warrants”).  The Amended 2010 Bridge Notes contain other conventional terms, including events of default upon the occurrence of which the Amended 2010 Bridge Notes become immediately due and payable.

The Company accounted for the Amended 2010 Bridge Notes as a debt modification, as the present value of cash flows of the Amended 2010 Bridge Notes were in excess of those under the original terms.  In addition, the difference between the effective conversion price of the Amended 2010 Bridge Notes and the fair value of the Company’s Common Stock on the date of issuance resulted in a beneficial conversion feature of $117,000, the intrinsic value of the conversion feature on that date, which was recorded as a debt discount.  The debt discount is amortized to interest expense over the stated term of the Amended 2010 Bridge Notes.

As stated above, on July 1, 2011 the Company repaid the entire principal balance of the restated CASTion Notes by making payments totaling $1,568,267 and converting the remaining balance into shares of Series B Convertible Preferred Stock.  Per the terms of the amended 2010 Bridge Loan Agreement, as described above, the repayment of the CASTion Notes triggered the Company’s right to convert the entire outstanding balance of principal and interest on the 2010 Bridge Notes (approximately $4.5 million) into shares of Series B Convertible Preferred Stock and five-year warrants for the purchase, at an exercise price of $0.30 per share, of that number of shares of the Company’s Common Stock determined by dividing (i) 200% of the amount of principal and interest so converted by (ii) $0.30 (the “Warrants”).  The Company effected this conversion on August 11, 2011, and as a result, the Amended 2010 Bridge Notes are repaid in full.

June 2011 Bridge Note Financing

On June 17, 2011 the Company entered into a Bridge Loan and Warrant Amendment Agreement (the “2011 Bridge Loan Agreement”) with six of its principal investors (“the 2011 Investors”), pursuant to which the Company issued Promissory Notes (the “2011 Bridge Notes”) in exchange for total proceeds of approximately $2.9 million.  This Agreement was amended on July 12, 2011 to provide for an additional $1.6 million of funding to the Company and the issuance of additional 2011 Bridge Notes in such principal amount.  The Company used approximately $1.6 million of the proceeds from the issuance of the 2011 Bridge Notes to pay down the principal balance of the restated CASTion Notes as described above.

The 2011 Bridge Notes are payable on demand at any time on or after February 29, 2012 (the “Maturity Date”).  They do not bear interest until the Maturity Date and will bear interest at the rate of 10% per annum from and after the Maturity Date.  The 2011 Bridge Notes may not be prepaid, in whole or in part, without the prior written consent of the 2011 Investors.  The 2011 Investors have agreed to surrender the 2011 Bridge Notes in payment of the exercise price for warrants held by or issuable to them (the “Warrants”) if and when the conditions to their amendment and exercise have been satisfied.  The 2011 Bridge Notes contain other conventional terms, including events of default upon the occurrence, and during the continuation, of which the 2011 Bridge Notes will bear interest at the rate of 10% per annum.

Pursuant to the 2011 Bridge Loan Agreement, the Company agreed, subject to the satisfaction of certain conditions, to amend the Warrants (i) to provide that they will be exercisable for the purchase of shares of our Series B Convertible Preferred Stock (the “Series B Stock”) instead of Common Stock (with the number of shares of the Series B Stock determined by dividing by ten (10) the number of shares of Common Stock for which the Warrants are currently exercisable) and (ii) to change the exercise prices of all Warrants (which currently range from $0.30 to $1.82 per share of Common Stock) to $1.30 per share of Series B Stock (the equivalent of $0.13 per Common-equivalent share).  The Investors agreed, subject to the satisfaction of certain conditions, to exercise all of the Warrants.  The principal amount of the 2011 Bridge Notes is equal to the aggregate exercise price of the Warrants (after they are amended as described above).

Because the 2011 Bridge Notes do not bear interest, the Company calculated the present value of the 2011 Bridge Notes using an imputed interest rate of 10% and recorded imputed interest of $77,000 as a debt discount.  The debt discount is amortized to interest expense over the expected term of the 2011 Bridge Notes.

On August 11, 2011, upon satisfaction of all of the conditions set forth in the 2011 Bridge and Warrant Agreement, the holders of the 2011 Bridge Notes exercised all of the Warrants in accordance with the 2011 Bridge and Warrant Agreement and surrendered all of the 2011 Bridge Notes in payment of the exercise price for the purchase under the Warrants of an aggregate of 3,469,387 shares of Series B Convertible Preferred Stock at a price of $1.30 per share.  As a result, the 2011 Bridge Notes are repaid in full.

Note 6:  Convertible debt

Convertible debt consisted of the following at December 31, 2010 and 2009 (in thousands):

	2010	2009

Convertible Promissory Note, 5%, due March 7, 2013, less discount of $345 in 2010 and $494 in 2009	$504	$315
Convertible Promissory Note, 5%, due March 21, 2013, less discount of $132 in 2010 and $180 in 2009	762	671
Convertible Promissory Notes, 10%, due May 31, 2010	-	384
Convertible Promissory Notes, 10%, due February 29, 2012	5,380	-
Convertible Bridge Notes, 10%, due February 29, 2012, net of discount of $496 in 2010	2,246	-
	$8,892	$1,370

March 21, 2007 Financing

On March 21, 2007 the Company issued to Mr. Martin A. Roenigk, a member of the Company’s Board of Directors as of that date, a 5% Convertible Promissory Note due March 21, 2013 in the principal amount of $750,000. The principal amount and accrued interest on the Note is convertible into shares of common stock at a conversion price of $0.50 per share at any time at the election of the holder.  As further consideration, the Company issued a warrant to purchase 750,000 shares of common stock at an exercise price equal to the daily volume weighted average price per share of the common stock for the 365-day period immediately preceding the date on which the warrant is exercised, subject to a minimum exercise price of $0.50 per share and a maximum exercise price of $1.00 per share.  The warrant expires on March 21, 2013.

The Company estimated the fair value of the warrant issued using a Black-Scholes option pricing model and allocated $193,000 of the proceeds received to the warrant on a relative fair value basis.  In addition, the difference between the effective conversion price of the Note and the fair value of the Company’s common stock on the date of issuance resulted in a beneficial conversion feature amounting to $88,000, the intrinsic value of the conversion feature on that date.  The total debt discount of $281,000 is amortized to interest expense over the stated term of the Note.

Interest on the Note is payable semi-annually.  The Company may, at its discretion, defer any scheduled interest payment until the maturity date of the Note upon payment of a $2,500 deferral fee.  The Company added $144,000 and $101,000 of accrued interest to the principal balance of the Note as of December 31, 2010 and 2009, respectively.

March 7, 2008 Financing

On March 7, 2008, Mr. Roenigk exercised his option to make an additional $750,000 investment in the Company under the terms of the Securities Purchase Agreement between the Company and Mr. Roenigk dated March 21, 2007.  The Company issued to Mr. Roenigk a 5% Convertible Promissory Note due March 7, 2013 in the principal amount of $750,000.  The principal amount and accrued interest on the Note is convertible into shares of common stock at a conversion price of $0.50 per share at any time at the election of the holder.  As further consideration, the Company issued a warrant to purchase 750,000 shares of common stock at an exercise price equal to the daily volume weighted average price per share of the Company’s common stock for the 365-day period immediately preceding the date on which the warrant is exercised, subject to a minimum exercise price of $0.50 per share and a maximum exercise price of $1.00 per share.  The warrant expires on March 7, 2014.

The Company estimated the fair value of the warrant issued using a Black-Scholes option pricing model and allocated $321,000 of the proceeds received to the warrant on a relative fair value basis.  In addition, the difference between the effective conversion price of the Note and the fair value of the Company’s common stock on the date of issuance resulted in a beneficial conversion feature amounting to $429,000, the intrinsic value of the conversion feature on that date.  The total debt discount of $750,000 is amortized to interest expense over the stated term of the Note.

Interest on the Note is payable semi-annually.  The Company may, at its discretion, defer any scheduled interest payment until the maturity date of the Note upon payment of a $2,500 deferral fee.  The Company added $99,000 and $59,000 of accrued interest to the principal balance of the Note as of December 31, 2010 and 2009, respectively.

September 15, 2008 Financing

On September 15, 2008, the Company entered into a Securities Purchase Agreement with Quercus to issue up to $7 million of 10% Convertible Promissory Notes and warrants to purchase up to 14 million shares of common stock.  Pursuant to the Agreement, at an initial closing on September 15, 2008, the Company issued a $2 million Note due September 30, 2013 and a warrant to purchase up to 4 million shares of common stock.

Quercus may convert the Note at any time into shares of common stock at a price of $0.75 per share.  Interest on the Note is payable quarterly in arrears; at the Company’s discretion, all or any portion of the interest may be paid by the issuance of common stock valued at 90% of the volume weighted average trading price of the Company’s common stock for the ten trading days immediately preceding the respective interest payment date.  The Company may not prepay the Note without the prior written consent of the holder.

The warrant permits the holder to purchase, at any time on or before September 30, 2013, up to 4,000,000 shares of our common stock at a purchase price of $1.25 per share.  The warrant contains anti-dilution provisions for the adjustment of the exercise price in the event the Company issues additional shares of common stock or securities convertible into common stock (subject to certain specified exclusions) at a price per share less than $0.80 per share (the closing price of the Company’s common stock on September 12, 2008).  In March 2009, the Company effected a sale of common stock at an exercise price of $0.35 per share (see Note 9).  As a result, the exercise price on the warrants issued to Quercus was reduced to $0.525 per share. The warrant modification resulted in the recording of $1,030,000 of warrant expense in the first quarter of 2009.  The warrant also includes conventional provisions permitting “cashless” exercise under certain specified circumstances.

The Agreement provides that Quercus will purchase an additional Note (in form substantially identical to the Note issued at the initial closing) in the original principal amount of $5,000,000 and an additional warrant (in form substantially identical to the warrant issued at the initial closing) for the purchase of 10,000,000 shares of our common stock upon the satisfaction of certain conditions set forth in the Agreement.

In the Agreement, the Company agreed to file one or more registration statements under the Securities Act of 1933 covering the resale by Quercus of the shares of our common stock issuable in payment of interest on the notes, upon conversion of the Notes or upon exercise of the warrant. The registration rights provisions of the Agreement contain conventional terms including indemnification and contribution undertakings and a provision for liquidated damages in the event the required registration statements are not filed or are not declared effective prior to deadlines set forth in the Agreement.  The Agreement also grants a right of first refusal to participate in any subsequent financing we undertake prior to the earlier of (i) the date on which we first report results of operations reflecting a positive cash flow in each of two successive fiscal quarters or (ii) September 15, 2010 (subject to certain conventional exceptions) in order to permit Quercus to maintain its fully-diluted ownership interest in the Company’s common stock.

The Note was amended and restated on September 28, 2009 in connection with the Series B Convertible Preferred Stock financing as discussed in Note 4.  As a result of the amendment and restatement of the Note, the exercise price of the warrants issued was further reduced from $0.525 per share to $0.36 per share.  The reduction in the exercise price was accounted as a modification to the warrant and was expensed accordingly.  The Note was converted into 870,541 shares of Series B Convertible Preferred Stock in November 2009.

CASTion Minority Interest Financing

In January 2009, the Company issued Convertible Promissory Notes (the “Convertible Notes’) in the aggregate principal amount of $351,614, originally due May 31, 2010, as part of the consideration for the acquisition of the minority shareholders’ interest in CASTion.  The Convertible Notes were issued with the same terms and conditions as the Convertible Promissory Notes issued as part of the acquisition of CASTion as detailed in Note 5.

On October 20, 2010, in conjunction with the settlement reached between former minority shareholders of CASTion and former majority shareholders of CASTion as discussed in Note 14, the Company entered into a settlement agreement with the former minority shareholders pursuant to which the former minority shareholders converted notes plus accrued interest totaling $433,000 into 1,802,445 shares of the Company’s common stock at a price of $0.24 per share.

CASTion Acquisition Financing

As discussed in Note 5, the Company issued Convertible Promissory Notes on July 2, 2007, in the aggregate principal amount of $3,353,127 as part of the consideration for the acquisition of CASTion.  See Note 15 for a discussion of the Note Forbearance and Amendment Agreement which, among other things, extended the maturity date of these Notes to February 29, 2012.

Bridge Note Financing

On March 10, 2010, the Company entered into a Bridge Loan Agreement, effective March 1, 2010, with six of its principal investors (“the Investors”), all related parties, pursuant to which the Investors agreed to make bridge loans to the Company of $2.6 million in exchange for 3% Secured Convertible Promissory Notes (the “Bridge Notes”).  The Bridge Notes bear interest at the rate of 3% per year and were due and payable on February 28, 2011.  The entire unpaid principal amount, together with all interest then accrued and unpaid under each Bridge Note, is convertible, at the election of the holder, into shares of Common Stock at a conversion price of $0.24 per share.

The Bridge Notes contain other conventional provisions, including the acceleration of repayment obligations upon the occurrence of certain specified Events of Default.  The Bridge Notes are secured by all of the Company’s assets except for the shares of the Company’s subsidiary, CASTion Corporation (in which no security interest has been granted).

On June 30, 2010, the parties amended the Bridge Loan Agreement pursuant to which the Investors agreed to increase by $2 million the amount of the bridge loans as provided under the Bridge Loan Agreement.  The new loans made under the amended Bridge Loan Agreement have been made on terms identical to the original loans under the Bridge Loan Agreement.  The Company has received proceeds totaling $4.6 million under the Bridge Loan Agreement.

The Company calculated the difference between the effective conversion price of the Bridge Note and the fair value of the Company’s common stock as of each date of issuance, resulting in a total beneficial conversion feature of $3,053,000, representing the intrinsic value of the conversion feature on the respective issuance dates.  The value of the beneficial conversion feature is recorded as a discount on the Bridge Notes and is amortized to interest expense over the stated term of the Bridge Notes.

Pursuant to the terms of the 2009 Financing, as discussed in Note 9, the Third Tranche of the 2009 Financing became effective on July 8, 2010.  In the Third Tranche, $1.9 million of bridge loans and accrued interest was converted into 791,668 shares of Series B Convertible Preferred Stock, and the Company issued warrants to purchase 8.3 million shares of common stock at $0.24 per share.  As part of this conversion, the Company recorded a loss on extinguishment of debt attributable to the unamortized debt discount on the converted bridge loans in the amount of $614,000 in the third quarter of 2010.

See Note 15 for a discussion of second amendment made to the Bridge Note Agreement to extend the maturity date of these Bridge Notes to February 29, 2012.